January 7, 2010

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street NE
Washington, D.C.  2549-8629

Subject:	Nationwide Provident VLI Separate Account 1 of
Nationwide Life Insurance Company
SEC File No. 333-164179
CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Provident VLI Separate Account 1 (the “Variable Account”) and Nationwide Life Insurance Company, (the “Company”) we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in the Registration Statement for the Company and the Variable Account which became effective January 4, 2010.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ JAMIE R. CASTO

Jamie R. Casto
Managing Counsel